Shareholders Equity - Changes in Common Shares Issued According to Exchange Ratio (Parenthetical) (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition Equity Interests Issued Or Issuable [Line Items]
Common shares, shares issued	1,348,867,772	1,355,319,640	1,350,073,530
Fiat Industrial [Member]
Business Acquisition Equity Interests Issued Or Issuable [Line Items]
Common shares, shares issued	1,222,568,882
Treasury shares cancelled	8,635
Share exchange ratio with new entity	1	1
CNH Global N.V. [Member]
Business Acquisition Equity Interests Issued Or Issuable [Line Items]
Share exchange ratio with new entity	3.828	3.828